Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWIX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFIX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWIX
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRIX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSIX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBIX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCIX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDIX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLIX
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTIUX
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSTX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTIX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTIX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWIX
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTINX
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFIX

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
PRINCIPAL LIFETIME 2045 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2045 Fund (Prospectus Summary) | Principal LifeTime 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2045 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
PRINCIPAL LIFETIME 2035 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2035 Fund (Prospectus Summary) | Principal LifeTime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2035 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
PRINCIPAL LIFETIME 2025 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2025 Fund (Prospectus Summary) | Principal LifeTime 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2025 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
PRINCIPAL LIFETIME 2015 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2015 Fund (Prospectus Summary) | Principal LifeTime 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2015 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
GLOBAL DIVERSIFIED INCOME FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Delete the Average Annual Operating Expenses table on page 194 and substitute:

For the year ended October 31, 2010
Annual Fund Operating Expenses	Global Diversified Income Fund Institutional Class
Management Fees	0.79%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.87%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.87%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Delete the Average Annual Operating Expenses table on page 194 and substitute:

Operating Expenses, Caption	rr_OperatingExpensesCaption	For the year ended October 31, 2010
Global Diversified Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.87%

Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
PRINCIPAL LIFETIME 2055 FUND
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2055 Fund (Prospectus Summary) | Principal LifeTime 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2055 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Institutional Class Prospectus
      for Principal Funds, Inc.
         dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed
below:

PRINCIPAL LIFETIME 2010 FUND (page 106)
PRINCIPAL LIFETIME 2015 FUND (page 112)
PRINCIPAL LIFETIME 2020 FUND (page 116)
PRINCIPAL LIFETIME 2025 FUND (page 122)
PRINCIPAL LIFETIME 2030 FUND (page 126)
PRINCIPAL LIFETIME 2035 FUND (page 132)
PRINCIPAL LIFETIME 2040 FUND (page 136)
PRINCIPAL LIFETIME 2045 FUND (page 141)
PRINCIPAL LIFETIME 2050 FUND (page 146)
PRINCIPAL LIFETIME 2055 FUND (page 151)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 156)
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 161
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 165)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 169)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 173)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 177)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.